Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Shares Subject to Redemption [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (326,189)	$ (1,861,187)	$ 2,157,043	$ 6,815,107
Accretion of temporary equity to redemption value	307,596	1,099,501	1,733,440	6,470,389
Allocation of net loss	$ (18,593)	$ (761,686)	$ 423,603	$ 344,718
Denominator:
Weighted-average shares outstanding (in Shares)	1,252,372	5,733,920	2,789,393	5,463,799
Basic net income (loss) per share (in Dollars per share)	$ (0.01)	$ (0.13)	$ 0.15	$ 0.06
Non-redeemable Common Shares [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (450,091)	$ (560,921)	$ 704,009	$ 2,155,466
Accretion of temporary equity to redemption value
Allocation of net loss	$ (450,091)	$ (560,921)	$ 704,009	$ 2,155,466
Denominator:
Weighted-average shares outstanding (in Shares)	1,728,078	1,728,078	1,447,964	1,728,078
Basic net income (loss) per share (in Dollars per share)	$ (0.26)	$ (0.32)	$ 0.49	$ 1.25